Label		Element	Value
Class II Prospectus | Global Strategist Portfolio
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0001011378_SupplementTextBlock

Prospectus Supplement

June 16, 2015

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2015 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2015

Global Strategist Portfolio (Class II) (the "Portfolio")

The total expense ratio cap of the Portfolio's Class II shares has been increased, effective August 1, 2015. Accordingly, effective August 1, 2015, the Prospectus is hereby amended as follows:

Risk/Return [Heading]		rr_RiskReturnHeading	Global Strategist Portfolio
Expense [Heading]		rr_ExpenseHeading	The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Strategist Portfolio—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	The Example information under the section of the Prospectus entitled "Portfolio Summary—Global Strategist Portfolio—Fees and Expenses of the Portfolio (Class II)—Example" is hereby deleted in its entirety and replaced with the following:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Class II Prospectus | Global Strategist Portfolio | Class II
Risk/Return:		rr_RiskReturnAbstract
Advisory Fee		rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses*		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	[1]	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,236

[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.